Restricted Net Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

Note 10 - RESTRICTED NET ASSETS

Part of the Company’s operations are conducted through its PRC subsidiaries, and the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by its subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. Paid-in capital and additional paid-in capital of its subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

In accordance with the Company Law of the PRC and the PRC regulations on enterprises with foreign investment, whether a domestic enterprise or a wholly owned foreign enterprise (“WFOE”) established in the PRC are both required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. Both a domestic enterprise and a WFOE are required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. All of the Company’s PRC consolidated subsidiaries are subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of June 30, 2024 and December 31, 2023, net assets restricted in the aggregate included in the Company’s consolidated net assets were both $335,696.

Note 12 - RESTRICTED NET ASSETS

Part of the Company’s operations are conducted through its PRC subsidiaries, and the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by its subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. Paid-in capital and additional paid-in capital of its subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

In accordance with the Company Law of the PRC and the PRC regulations on enterprises with foreign investment, whether a domestic enterprise or a wholly owned foreign enterprise (“WFOE”) established in the PRC are both required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. Both a domestic enterprise and a WFOE are required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. All of the Company’s PRC consolidated subsidiaries are subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of December 31, 2023 and 2022, net assets restricted in the aggregate included in the Company’s consolidated net assets were both $335,696.